Fees and Expenses - NYLI PineStone U.S. Equity Fund	Oct. 31, 2024
Prospectus [Line Items]
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)